EMPLOYEE BENEFITS - Defined benefit plan actuarial assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS
Discount rate at the end of the year	2.62%	3.82%	2.74%
Future salary growth	3.00%	3.00%	3.27%